Property, equipment and vehicles (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Cost:	Land	Plant	Equipment	Vehicles	Total

Balance, January 1,2024	1,208,949	2,157,211	17,204,528	133,308	20,703,996
Additions	645,008	164,448	887,861		1,697,317
Disposal			-10,759,150		-10,759,150
Balance, June 30,2024	1,853,957	2,321,659	7,333,239	133,308	11,642,163
Depreciation:

Balance, January 1		71,907	11,081,419	85,103	11,238,429
Charge for the year		220,728	1,035,659	18,051	1,274,438
Acc.depn on disposals			-10,759,150		-10,759,150
Balance, June 30		292,635	1,357,928	103,154	1,753,717
Net book value:
Balance, January 1	1,208,949	2,085,304	6,123,109	48,205	9,465,567

Balance, June 30,2024	1,853,957	2,029,024	5,975,311	30,154	9,888,446